Related Party Transactions - Common Shares Held by Non-Executive Directors (Detail) - shares		Dec. 31, 2025	Dec. 31, 2024
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		34,446	13,260
Dona D Young [member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members	[1]	0	13,260
Corien M. Wortmann [Member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		5,819	0
Albert Benchimol [Member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		5,819	0
Mark A Ellman [Member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		5,819	0
Karen Fawcett [Member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		3,802	0
Jack McGarry [Member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		5,819	0
Caroline Ramsay [Member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		3,375	0
Thomas Wellauer [Member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		3,993	0

[1]	Following departure from the Board on June 12, 2025, share holdings for Ms. Young are no longer disclosed.